Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
Research and development expenses	$ (222)	$ (107)	$ (521)	$ (288)	$ 450	$ 240
General and administrative expenses	(738)	(229)	(2,244)	(760)	1,031	794
Operating loss	(960)	(336)	(2,765)	(1,048)	1,481	1,034
Financial income (expense), net	445	(392)	1,277	(1,016)	1,485	105
Net loss	(515)	(728)	(1,488)	(2,064)	2,966	1,139
Addition to net loss
Deemed dividend with respect to repurchase the right for future investment					3
Net loss applicable to Common stockholders					2,969	1,139
Other comprehensive loss:
Foreign currency translation adjustments		30		(51)	78	(3)
Changes in unrealized gains on marketable equity securities					(26)
Other comprehensive loss		30		(51)	52	(3)
Comprehensive loss	$ (515)	$ (698)	$ (1,488)	$ (2,115)	$ 3,021	$ 1,136
Basic and diluted net loss per share	$ (0.1)	$ (0.2)	$ (0.3)	$ (0.64)	$ 0.86	$ 0.38
Weighted average number of shares of common stock used in computing basic and diluted net loss per share	5,327,743	3,578,987	4,928,903	3,208,948	3,438,842	3,022,906